COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group has entered into certain operating leasing arrangements relating to the lease of the Group’s office premises. Payments made under operating leases are expensed on a straight-line basis over the term of the lease. Rental expenses under operating leases for the years ended December 31, 2011, 2012 and 2013 were US$912, US$639 and US$544, respectively.

Future minimum lease payments for non-cancellable operating leases as of December 31, 2013 are as follows:

US$
2014	20
2015	22
Thereafter	—
Total	42

The Group’s lease arrangements have no renewal options, rent escalation clauses, restriction or contingent rents and are all conducted with third parties.

(b) Capital commitments

Capital commitments as of December 31, 2013 were approximately US$183 (RMB1,116) representing contracted but unprovided amounts for the purchase of property, plant and equipment by Yingchuan, Jiulongshan , Ruiyang , Wangkeng and Banzhu.

(c) Other commitments

During the year ended December 31, 2011, the Company entered into compensation agreements with certain land owners in the Fujian Province, the PRC, who lost the usage of their land due to the operation of the Company’s hydroelectric power projects in the areas. These agreements have terms ranging from 5 to 43 years from the date of signing of the compensation agreements. The annual compensation is based on the relevant land acres and agreed compensation rate per acre. The total compensation costs to the land owners, which were recorded in “cost of revenues”, were US$166, US$739 and US$202 for the years ended December 31, 2011, 2012 and 2013, respectively.

Future minimum compensation costs to the land owners for the five years succeeding December 31, 2013 are as follows:

US$
2014	85
2015	194
2016	194
2017	193
2018	202
Thereafter	5,286
Total	6,154

(d) Other contingencies

As of December 31, 2013, the Group has not obtained formal title certificates with respect to the land that the Group used at the hydroelectric power projects of Zhougongyuan, Binglangjiang, Jinlong, Jintang, Jinling and Jinwei with a total area of approximately 2,499,278 meter square. The management is in the process of completing the legal procedures for obtaining the relevant title certificates for the parcels of land and buildings involved and registering them in the name of the Group’s operating companies. In addition, the Group has not passed the completion acceptance procedure for hydroelectric power projects of Wangkeng, Banzhu, Jinlong, Jintang, Jinwei and Jinling. Moreover, the hydroelectric power project of Husahe cannot verify whether it has passed completion acceptance due to the loss of files caused by flood in 2004. The management is in the process of performing the completion acceptance procedure for these hydroelectric power projects. In the opinion of management, the likelihood of not obtaining the formal title certificates and completing the acceptance procedures is remote based on current facts and circumstances.

There were no significant contingencies as of December 31, 2012 and 2013.

(e) Legal proceedings

On October 22, 2009, the Company signed a capital increase agreement with Henan Lantian Group Co., Ltd. (“Lantian”) to subscribe 79% equity interest in Wuyue, which owns the right to develop a pumped storage hydropower plant in the Henan Province, the PRC, for US$26,247 (RMB162,500).  The Group completed the first capital injection of US$5,249 (RMB 32,500) in 2010.  The project made minimum progress after the acquisition of Wuyue by the Group in October 2009.  In 2011, the Company decided to abandon the development of the hydropower project and fully impair the construction in progress.  In 2012, the Company initiated negotiations with Lantian to terminate the original capital increase agreement.

In April 2012, twenty-four employees of Wuyue filed an arbitration claim against the Company for the payment of salary in the amount of US$428 and the payment of social security in the amount of US$33. The claim was heard by the Henan Guangshan County Labour Arbitration Committee (“GCLAC”) in May 2012. GCLAC ordered that Wuyue be joined as a joint defendant with the Company. As of December 31, 2012, no ruling or award has been granted in respect of the claim. The Company had made a full accrual of the claimed amount in accrued expenses and other current liabilities.  In October 2013, the twenty-four employees of Wuyue filed an arbitration claim against Wuyue, Lantian and the Company, which were named as joint respondents, for unpaid salary and social security payment in the amount of US$1,066.  The claim was heard by GCLAC in November 2013.  On November 26, 2013, GCLAC made an adjudication that the Company should pay salary and social security of US$540 (RMB3,342) and termination benefits of US$30 (RMB188) to those twenty-four employees.  On February 17, 2014, the Company fully settled the compensation costs of US$570 to the employees of Wuyue in accordance with the verdict.

In May 2013, Lantian filed an arbitration claim against the Company at the China International Economic and Trade Arbitration Commission (“CIETAC”) for the penalties for late capital injection in Wuyue in the amount of US$4,158 (RMB 25,740).  The Company filed a counterclaim against Lantian at the CIETAC for the termination of the capital increase agreement with Lantian and the return of the Company’s initial capital injection without additional penalties for late capital injection.  In September 2013, Lantian increased the penalty claim amount to US$6,174 (RMB 38,220).  As of December 31, 2013, no ruling or award has been granted in respect of the claim.  The Company expects that the arbitration committee at CIETAC will issue a ruling during the second quarter of 2014.  Since there is considerable uncertainty regarding the ultimate resolution of such matter, which includes eventual loss, fine, penalty or business impact, if any, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.